Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Corporate Legal Counsel [Member]
Disclosure of transactions between related parties [line items]
Payment made for contract for services		$ 150,874	$ 150,000
Common stock shares issued for services	100,000
Common stock average price per share	$ 3.14	$ 3.14
Chief Financial Officers [Member]
Disclosure of transactions between related parties [line items]
Payment made for contract for services		$ 322,500	$ 180,000
Subscription receivable, shares	50,000	50,000
Subscription receivable, per share	$ 3.00	$ 3.00